Leases (Tables)	12 Months Ended
Dec. 31, 2019
Leases [Abstract]
Lease, Cost [Table Text Block]
The components of lease cost, included in Operation and maintenance expense on the Registrants’ respective Statements of Consolidated Income, are as follows:

	Year Ended December 31, 2019
	CenterPoint Energy	Houston Electric	CERC
	(in millions)
Operating lease cost	$7	$—	$4
Short-term lease cost	25	23	—
Total lease cost	$32	$23	$4

Operating Lease, Lease Income [Table Text Block]
The components of lease income were as follows:

	Year Ended December 31, 2019
	CenterPoint Energy	Houston Electric	CERC
	(in millions)
Operating lease income	$4	$2	$1
Variable lease income	2	—	—
Total lease income	$6	$2	$1

Supplemental Balance Sheet Information Related To Leases [Table Text Block]
Supplemental balance sheet information related to leases was as follows:

	December 31, 2019
	CenterPoint Energy	Houston Electric	CERC
	(in millions, except lease term and discount rate)
Assets:
Operating ROU assets (1)	$31	$1	$18
Total leased assets	$31	$1	$18
Liabilities:
Current operating lease liability (2)	$7	$—	$3
Non-current operating lease liability (3)	24	1	15
Total leased liabilities	$31	$1	$18

Weighted-average remaining lease term (in years) - operating leases	6.5	5.2	7.1
Weighted-average discount rate - operating leases	3.57%	3.52%	3.61%

(1)	Reported within Other assets in the Registrants’ respective Consolidated Balance Sheets.

(2)	Reported within Current other liabilities in the Registrants’ respective Consolidated Balance Sheets.

(3)
Reported within Other liabilities in the Registrants’ respective Consolidated Balance Sheets.

Lessee, Operating Lease, Liability, Maturity [Table Text Block]
As of December 31, 2019, maturities of operating lease liabilities were as follows:

	CenterPoint Energy	Houston Electric	CERC
	(in millions)
2020	$7	$1	$5
2021	7	—	3
2022	5	—	3
2023	5	—	2
2024	2	—	2
2025 and beyond	9	—	6
Total lease payments	35	1	21
Less: Interest	4	—	3
Present value of lease liabilities	$31	$1	$18

Schedule of Future Minimum Rental Payments for Operating Leases [Table Text Block]
The following table sets forth information concerning the Registrants’ obligations under non-cancelable long-term operating leases as of December 31, 2018:

	CenterPoint Energy	Houston Electric	CERC
	(in millions)
2019	$4	$1	$4
2020	4	—	3
2021	4	—	3
2022	4	—	3
2023	3	—	3
2024 and beyond	7	—	7
Total (1)	$26	$1	$23

(1)	The Merger was completed on February 1, 2019. As such, these amounts are exclusive of Vectren’s leases.

Lessor, Operating Lease, Payments to be Received, Maturity [Table Text Block]
As of December 31, 2019, maturities of undiscounted operating lease payments to be received are as follows:

	CenterPoint Energy	Houston Electric	CERC
	(in millions)
2020	$2	$1	$—
2021	2	—	—
2022	2	—	—
2023	2	—	—
2024	2	—	—
2025 and beyond	10	—	—
Total lease payments to be received	$20	$1	$—

Other Information Related To Leases [Table Text Block]
Other information related to leases is as follows. See Note 20 for information on ROU assets obtained in exchange for operating lease liabilities:

	Year Ended December 31, 2019
	CenterPoint Energy	Houston Electric	CERC
	(in millions)
Operating cash flows from operating leases included in the measurement of lease liabilities	$7	$1	$4